Business combinations - Allocation of Purchase Consideration to Net Assets Acquired (Details) - GBP (£) £ in Thousands	15 Months Ended	16 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Feb. 08, 2022	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Intangible assets			£ 9
Intangible assets - Client relationships			1,240
Property, plant and equipment			12
Cash and cash equivalents			576
Trade and other receivables			930
Corporation tax receivable			115
Trade and other payables			(335)
Deferred tax liability			(296)
Fair value of identifiable net assets			£ 2,251
Levvel LLC
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 0	£ 0		£ 157
Intangible assets - Client relationships	12,771	12,771		14,710
Property, plant and equipment	798	798		798
Cash and cash equivalents	5,707	5,707		5,707
Right of use asset	1,948	1,948		1,948
Trade and other receivables	5,928	5,928		5,928
Trade and other payables	(5,093)	(5,093)		(5,093)
Lease liability	(2,983)	(2,983)		(2,983)
Fair value of identifiable net assets	19,076	19,076		£ 21,172
Adjustments to intangible assets - Client relationships	(1,939)
Adjustments to intangible assets	(157)
Adjustments to property, plant and equipment	0
Adjustments to right of use asset	0
Adjustments to trade and other receivables	0
Adjustments to cash and cash equivalents	0
Adjustments to trade and other payables	0
Adjustments to lease liabilities	0
Adjustments to fair value of net assets acquired	(2,096)
FIVE
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships	8,681	8,681			£ 8,253
Property, plant and equipment	310	310			310
Cash and cash equivalents	1,423	1,423			1,423
Right of use asset	915	915			915
Trade and other receivables	2,250	2,250			2,250
Trade and other payables	(1,129)	(1,129)			(1,235)
Deferred tax liability	(1,844)	(1,844)			(1,730)
Financial asset	33	33			33
Lease liability	(915)	(915)			(915)
Corporation tax payable	(318)	(318)			(318)
Fair value of identifiable net assets	£ 9,406	9,406			£ 8,986
Adjustments to intangible assets - Client relationships		428
Adjustments to property, plant and equipment		0
Adjustments to financial assets		0
Adjustments to right of use asset		0
Adjustments to trade and other receivables		0
Adjustments to cash and cash equivalents		0
Adjustments to trade and other payables		106
Adjustments to corporation tax payable		0
Adjustments to lease liabilities		0
Adjustments to deferred tax liability		(114)
Adjustments to fair value of net assets acquired		£ 420
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships						£ 18,108
Property, plant and equipment						461
Cash and cash equivalents						1,603
Right of use asset						2,049
Trade and other receivables						13,179
Corporation tax receivable						111
Trade and other payables						(9,115)
Deferred tax liability						(3,533)
Deferred tax asset						76
Financial asset						201
Lease liability						(2,049)
Corporation tax payable						(62)
Other liabilities						(34)
Fair value of identifiable net assets						21,049
Comtrade CDS | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets						£ 54